Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2026 segment
Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segments	1
Number of reportable segments	1
Inland Revenue, Hong Kong [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Period of prior tax assessment years from investigation	6 years
State Administration of Taxation, China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Statute of limitations related to income tax examinations, transfer pricing issues	10 years